GENERAL (Details Textual)	12 Months Ended						12 Months Ended					0 Months Ended	12 Months Ended								1 Months Ended	12 Months Ended			12 Months Ended			12 Months Ended				0 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 ILS	Aug. 01, 2012 ILS	Dec. 31, 2014 Vehicles [Member] USD ($)	Dec. 31, 2014 ERP [Member] USD ($)	Dec. 31, 2013 Pointer Brazil [Member] USD ($)	Oct. 14, 2013 Pointer Brazil [Member]	Oct. 13, 2013 Pointer Brazil [Member]	Apr. 09, 2014 Shagrir Systems Limited [Member] USD ($)	Dec. 31, 2014 Shagrir Systems Limited [Member] USD ($)	Jan. 15, 2014 Shagrir Systems Limited [Member]	Jan. 14, 2014 Shagrir Systems Limited [Member]	Nov. 30, 2011 Shagrir Systems Limited [Member] ILS	Dec. 31, 2012 Pointer Romania [Member]	Dec. 31, 2011 Pointer Romania [Member]	Dec. 31, 2014 Pointer Argentina [Member]	Dec. 31, 2014 Pointer Mexico [Member]	Feb. 28, 2012 CAR 2 GO Ltd [Member] ILS	Dec. 31, 2014 CAR 2 GO Ltd [Member] ILS	Dec. 31, 2014 CAR 2 GO Ltd [Member] USD ($)	May 15, 2009 CAR 2 GO Ltd [Member]	Dec. 31, 2012 Rider [Member] USD ($)	Dec. 31, 2012 Rider [Member] ILS	Jun. 28, 2010 Rider [Member]	Dec. 31, 2011 Native Nehoray Limited [Member] ILS	Dec. 31, 2012 T.M.C. Transportation Limited [Member] USD ($)	Dec. 31, 2012 T.M.C. Transportation Limited [Member] ILS	Nov. 30, 2011 T.M.C. Transportation Limited [Member] ILS	Nov. 11, 2011 K.S. Operation Centers for Vehicles Ltd. [Member] USD ($)	Nov. 11, 2011 K.S. Operation Centers for Vehicles Ltd. [Member] ILS	Sep. 09, 2014 Global Telematics S.A. Proprietary Limited [Member] USD ($)
Business Acquisition [Line Items]
Impairment of goodwill																													$ 348,000
Percentage of share capital held, parent											48.80%			45.50%	54.48%				93.00%	74.00%	58.46%													100.00%
Business Combination, Consideration Transferred													7,800,000																				12,000,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares													994,357
Percentage of share capital held, other																	65.00%	50.00%		26.00%				51.00%			33.00%				51.00%
Percentage of share capital transferred										51.20%								15.00%
Percentage of share capital after transfer									100.00%
Contingent ownership percentage																					62.30%
Loan for business acquisition						2,500,000			1,200,000																			4,779,000			2,500,000		12,000,000
Cash paid for business acquisition									4,300,000												3,000,000							1,293,000				3,125,000
Number Of Shares Acquired																					3,087
Interest rate on related party loan																															4.00%
Impairment loss on loan																									489,000,000	1,750,000
Interest expense, related party																														1,000
Loss from sale of subsidiaries	(209,000)	0	248,000	110,000	393,000
Gain from obtaining control in a subsidiary previously accounted for by the equity method	0	3,299,000	0
Other general and administrative expenses	683,000	403,000	0
Related Party Transaction, Amounts of Transaction	45,000	41,000	63,000										683,000
Asset Impairment Charges	1,122,000	0	0				594,000	594,000
Working Capital Deficit																						1,960,000
Income Tax Expense (Benefit)	(8,849,000)	1,337,000	861,000										8,831,000
Other Nonoperating Income (Expense)	(232,000)	3,299,000	(5,000)
Net Income (Loss) Attributable to Parent	12,740,000	7,271,000	1,637,000																			2,534,000
Goodwill, Impaired, Accumulated Impairment Loss																							528,000
Debt Instrument, Interest Rate Terms												7%										the loan that had been granted to Car2go on May 15, 2009 (in a total of NIS 6 million) will bear interest of 6% instead of 4%
Debt Instrument, Maturity Date, Description																						January 2014 to March 2016.
Business Acquisition Fair Value Of Consideration Transferred																																		1,000,000
Long-term Debt, Gross																2,500,000
Convertible Debt												3,000,000
Debt Instrument, Term												2 years
Percentage of Projected Net Cash Flow Discount	14.00%
Percentage Of Projected Net Cash Flow Long Term Growth Rate	3.00%
Due to Related Parties													$ 200,000